INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Income (Loss) Before Taxes
	Year ended December 31
	2013	2014	2015

Domestic	$83,388	$55,272	$(43,711)
Foreign	1,636	(2,865)	(24,249)

Total	$85,024	$52,407	$(67,960)

Schedule of Income Taxes
	Year ended December 31
	2013	2014	2015

Current taxes	$10,778	$23,432	$9,670
Deferred tax benefit	-	(13,851)	(8,973)
Taxes in respect of previous years *	11,838	-	-

Total	$22,616	$9,581	$697

*	The year 2013 include non-recurring tax expenses in respect of the release of Conduit's trapped earnings (see Note 13 f below).

Schedule of Income Taxes by Jurisdiction
	Year ended December 31
	2013	2014	2015

Domestic	$22,616	$11,716	$8,830
Foreign	-	(2,135)	(8,133)

Total	$22,616	$9,581	$697

Domestic:
Current taxes	$10,778	$23,272	$8,943
Deferred tax benefit	-	(11,556)	(113)
Taxes in respect of previous years	11,838	-	-

Total - Domestic	$22,616	$11,716	$8,830

Foreign:
Current taxes	$-	$160	$727
Deferred tax benefit	-	(2,295)	(8,860)

Total - Foreign	$-	$(2,135)	$(8,133)

Total income tax expense	$22,616	$9,581	$697

Schedule of Deferred Tax Assets (Liabilities)
	December 31,
	2014	2015
Deferred tax assets:
Net operating loss carry forwards	$5,699	$10,280
Research and development	4,463	4,008
Other temporary differences mainly relating to reserve and allowances	1,929	4,058
Deferred tax assets, before valuation allowance	12,091	18,346
Valuation allowance	3,985	4,212
Total deferred tax assets, net	$8,106	$14,134

Deferred tax liabilities:
Intangible assets	$(3,189)	$(17,971)
Property and equipment, net	(331)	(3,275)
Total deferred tax liabilities	$(3,520)	$(21,246)

Total deferred tax asset (liability), net	$4,586	$(7,112)

Domestic:
Long term deferred tax asset, net	$4,893	$5,006
Long term deferred tax liability	-	(261)
	$4,893	$4,745

Foreign:
Long term deferred tax asset, net	$24	$7,338
Long term deferred tax liability	(331)	(19,195)
	$(307)	$(11,857)

Total deferred tax asset (liability), net	$4,586	$(7,112)

Schedule of the Reconciliation of the Effective Tax Rate
	Year ended December 31
	2013	2014	2015

Income (Loss) before taxes on income	$85,024	$52,407	$(67,960)
Statutory tax rate in Israel	25.0%	26.5%	26.5%
Theoretical tax expense (income)	$21,256	$13,888	$(18,009)

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(10,495)	(10,644)	(5,654)
Non-deductible expenses including impairment charges	1,971	4,059	26,702
Taxes in respect to release of "trapped earnings"	11,838	-	-
Deferred taxes on losses and other temporary differences, for which a valuation allowance was provided, net	-	1,962	(3,426)
Tax adjustment in respect of different tax rate of foreign subsidiaries	-	(461)	1,185
Other	(1,954)	777	(101)

Taxes on income	$22,616	$9,581	$697

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.19	$0.16	$0.08
Diluted	$0.19	$0.15	$0.08

Schedule of Unrecognized Tax Benefits
2015

Balance at January 1	$724

Decrease related to prior year tax positions	(22)
Increase related to current year tax positions	1,665

Balance at December 31	$2,367